IFRS 7 Disclosures - Summary of Potential Impact on Net Income Attributed to Shareholders Arising from Changes to Spreads (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
+50bp [member] | Corporate spreads [member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [line items]
Potential impact on net income attributed to shareholders arising from changes to spreads	$ 800	$ 600
-50bp [member] | Corporate spreads [member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [line items]
Potential impact on net income attributed to shareholders arising from changes to spreads	(800)	(600)
+20bp [member] | Swap contracts [Member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [line items]
Potential impact on net income attributed to shareholders arising from changes to spreads	(100)	(100)
-20bp [member] | Swap contracts [Member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [line items]
Potential impact on net income attributed to shareholders arising from changes to spreads	100	100
-10% [member] | Alternative Long-Duration Asset Performance Risk [member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [line items]
Potential impact on net income attributed to shareholders arising from changes to spreads	(3,100)	(2,900)
-10% [member] | Alternative Long-Duration Asset Performance Risk [member] | Real estate, agriculture and timber assets [member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [line items]
Potential impact on net income attributed to shareholders arising from changes to spreads	(1,300)	(1,300)
-10% [member] | Alternative Long-Duration Asset Performance Risk [member] | Private equities and other ALDA [member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [line items]
Potential impact on net income attributed to shareholders arising from changes to spreads	(1,800)	(1,600)
10% [member] | Alternative Long-Duration Asset Performance Risk [member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [line items]
Potential impact on net income attributed to shareholders arising from changes to spreads	2,900	2,800
10% [member] | Alternative Long-Duration Asset Performance Risk [member] | Real estate, agriculture and timber assets [member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [line items]
Potential impact on net income attributed to shareholders arising from changes to spreads	1,200	1,200
10% [member] | Alternative Long-Duration Asset Performance Risk [member] | Private equities and other ALDA [member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [line items]
Potential impact on net income attributed to shareholders arising from changes to spreads	$ 1,700	$ 1,600